Business combinations (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of the purchase price allocation

The following table presents the purchase price allocation:

	Capco		Ampion		Edgile		LeanSwift
Net assets	₹	1,138	₹	1,126	₹	1,289	₹	186
Fair value of property, plant and equipment		647		35		17		9
Fair value of right-of-use assets		2,882		74		-		-
Fair value of customer-related intangibles		24,273		1,748		1,717		63
Fair value of marketing-related intangibles		8,083		460		1,160		111
Deferred tax liabilities on intangible assets		(9,383)		(663)		-		(49)
Total	₹	27,640	₹	2,780	₹	4,183	₹	320
Goodwill		81,890		6,322		12,993		1,305
Total purchase price	₹	109,530	₹	9,102	₹	17,176	₹	1,625

Net Assets include:
Cash and cash equivalents	₹	4,278	₹	855	₹	907	₹	145
Fair value of acquired trade receivables included in net assets		6,167		1,074		819		201
Gross contractual amount of acquired trade receivables		6,181		1,074		819		217
Less: Allowance for lifetime expected credit loss		(14)		-		-		(16)

Amount included in general and administrative expenses:
Transaction costs	₹	358	₹	49	₹	152	₹	88

The following table presents the purchase price allocation:

	CAS Group		Rizing
Net assets	₹	532	₹	3,850
Fair value of property, plant and equipment		-		373
Fair value of right-of-use assets		-		201
Fair value of customer-related intangibles		1,708		3,894
Fair value of marketing-related intangibles		-		482
Deferred tax liabilities on intangible assets		-		(1,750)
Total	₹	2,240	₹	7,050
Goodwill		3,347		36,780
Total purchase price	₹	5,587	₹	43,830

Net Assets include:
Cash and cash equivalents	₹	127	₹	2,114
Fair value of acquired trade receivables included in net assets		452		3,220
Gross contractual amount of acquired trade receivables		452		3,233
Less: Allowance for lifetime expected credit loss		-		(13)

Amount included in general and administrative expenses:
Transaction costs	₹	19	₹	99

	Aggne
Net assets	₹	194
Fair value of property, plant and equipment		374
Fair value of right-of-use assets		33
Fair value of customer-related intangibles		556
Fair value of marketing-related intangibles		390
Deferred tax liabilities on intangible assets		(367)
Total	₹	1,180
Goodwill		4,817
Share of non-controlling interests		(472)
Total purchase price	₹	5,525

Net Assets include:
Cash and cash equivalents	₹	153
Fair value of acquired trade receivables included in net assets		113
Gross contractual amount of acquired trade receivables		113
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs	₹	31